Offerings	May 01, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.550% Senior Notes due 2031
Amount Registered | shares	3,000,000,000
Proposed Maximum Offering Price per Unit	0.99985
Maximum Aggregate Offering Price	$ 2,999,550,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 414,237.85
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-295425) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.875% Senior Notes due 2033
Amount Registered | shares	2,000,000,000
Proposed Maximum Offering Price per Unit	0.99963
Maximum Aggregate Offering Price	$ 1,999,260,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 276,097.81
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-295425) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Senior Notes due 2036
Amount Registered | shares	6,000,000,000
Proposed Maximum Offering Price per Unit	0.9972
Maximum Aggregate Offering Price	$ 5,983,200,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 826,279.92
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-295425) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.200% Senior Notes due 2046
Amount Registered | shares	4,000,000,000
Proposed Maximum Offering Price per Unit	0.99986
Maximum Aggregate Offering Price	$ 3,999,440,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 552,322.66
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-295425) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.300% Senior Notes due 2056
Amount Registered | shares	6,000,000,000
Proposed Maximum Offering Price per Unit	0.99863
Maximum Aggregate Offering Price	$ 5,991,780,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 827,464.82
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-295425) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.450% Senior Notes due 2066
Amount Registered | shares	4,000,000,000
Proposed Maximum Offering Price per Unit	0.99854
Maximum Aggregate Offering Price	$ 3,994,160,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 551,593.50
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-295425) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.